Quarterly Holdings Report
for
Fidelity® U.S. Sustainability Index Fund
January 31, 2022
USY-NPRT1-0422
1.9887355.104
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	506,312	26,950,988
Entertainment - 1.8%
Activision Blizzard, Inc.	95,109	7,514,562
Electronic Arts, Inc.	34,803	4,616,966
Take-Two Interactive Software, Inc. (a)	14,249	2,327,432
The Walt Disney Co. (a)	222,223	31,771,222
		46,230,182
Interactive Media & Services - 7.9%
Alphabet, Inc.:
Class A (a)	36,820	99,637,497
Class C (a)	35,240	95,640,303
		195,277,800
Media - 0.3%
Cable One, Inc.	664	1,025,701
Discovery Communications, Inc.:
Class A (a)	20,569	574,081
Class C (non-vtg.) (a)	38,468	1,052,100
Interpublic Group of Companies, Inc.	48,134	1,710,682
Omnicom Group, Inc.	26,218	1,975,788
Sirius XM Holdings, Inc. (b)	124,000	788,640
		7,126,992
TOTAL COMMUNICATION SERVICES		275,585,962
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.2%
Aptiv PLC (a)	33,081	4,518,203
BorgWarner, Inc.	29,325	1,285,901
		5,804,104
Automobiles - 3.9%
Tesla, Inc. (a)	102,912	96,399,729
Distributors - 0.3%
Genuine Parts Co.	17,514	2,333,390
LKQ Corp.	34,143	1,874,109
Pool Corp.	4,904	2,335,530
		6,543,029
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc. (a)	5,021	12,332,229
Darden Restaurants, Inc.	15,936	2,228,968
Domino's Pizza, Inc.	4,507	2,049,108
Hilton Worldwide Holdings, Inc. (a)	34,081	4,945,494
McDonald's Corp.	91,329	23,695,309
Starbucks Corp.	144,196	14,177,351
Vail Resorts, Inc.	4,924	1,364,440
		60,792,899
Household Durables - 0.3%
Garmin Ltd.	18,816	2,341,087
Mohawk Industries, Inc. (a)	7,175	1,132,717
Newell Brands, Inc.	46,820	1,086,692
NVR, Inc. (a)	414	2,205,469
		6,765,965
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	79,498	4,775,445
MercadoLibre, Inc. (a)	5,471	6,193,500
		10,968,945
Leisure Products - 0.1%
Hasbro, Inc.	15,996	1,479,310
Multiline Retail - 0.5%
Target Corp.	59,685	13,156,365
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	7,705	1,783,785
Best Buy Co., Inc.	27,568	2,736,951
Burlington Stores, Inc. (a)	8,160	1,933,349
CarMax, Inc. (a)	19,926	2,215,173
Lowe's Companies, Inc.	84,681	20,099,035
The Home Depot, Inc.	129,065	47,364,274
TJX Companies, Inc.	147,063	10,584,124
Tractor Supply Co.	13,983	3,052,629
		89,769,320
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (a)	14,477	4,831,844
NIKE, Inc. Class B	156,303	23,143,785
VF Corp.	40,814	2,661,481
		30,637,110
TOTAL CONSUMER DISCRETIONARY		322,316,776
CONSUMER STAPLES - 6.4%
Beverages - 2.5%
Keurig Dr. Pepper, Inc.	86,673	3,289,240
PepsiCo, Inc.	169,026	29,329,392
The Coca-Cola Co.	501,898	30,620,797
		63,239,429
Food & Staples Retailing - 0.2%
Kroger Co.	86,814	3,784,222
Food Products - 0.7%
Bunge Ltd. (b)	17,331	1,713,343
Campbell Soup Co.	24,088	1,062,763
Conagra Brands, Inc.	58,742	2,041,872
General Mills, Inc.	74,145	5,092,279
Hormel Foods Corp.	36,459	1,730,709
Kellogg Co.	31,266	1,969,758
McCormick & Co., Inc. (non-vtg.)	30,475	3,056,947
The J.M. Smucker Co.	13,252	1,862,966
		18,530,637
Household Products - 2.6%
Colgate-Palmolive Co.	97,999	8,080,018
Kimberly-Clark Corp.	41,184	5,668,978
Procter & Gamble Co.	296,972	47,649,157
The Clorox Co.	15,019	2,521,089
		63,919,242
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	28,500	8,886,015
TOTAL CONSUMER STAPLES		158,359,545
ENERGY - 1.4%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	101,319	2,780,193
Schlumberger Ltd.	171,021	6,681,790
		9,461,983
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy, Inc.	29,464	3,297,022
Marathon Petroleum Corp.	78,050	5,600,088
ONEOK, Inc.	54,502	3,307,181
Phillips 66 Co.	53,563	4,541,607
The Williams Companies, Inc.	148,585	4,448,635
Valero Energy Corp.	49,997	4,148,251
		25,342,784
TOTAL ENERGY		34,804,767
FINANCIALS - 11.3%
Banks - 2.1%
Citizens Financial Group, Inc.	52,107	2,681,947
First Republic Bank	21,617	3,752,495
Huntington Bancshares, Inc.	180,570	2,719,384
KeyCorp	116,961	2,931,043
M&T Bank Corp.	15,736	2,665,364
PNC Financial Services Group, Inc.	51,974	10,706,124
Regions Financial Corp.	116,732	2,677,832
SVB Financial Group (a)	7,174	4,188,899
Truist Financial Corp.	163,241	10,254,800
U.S. Bancorp	172,250	10,023,228
		52,601,116
Capital Markets - 4.9%
Ameriprise Financial, Inc.	13,910	4,232,952
Bank of New York Mellon Corp.	100,285	5,942,889
BlackRock, Inc. Class A	18,613	15,317,382
Carlyle Group LP	19,510	995,986
Cboe Global Markets, Inc.	13,039	1,545,513
Charles Schwab Corp.	176,956	15,519,041
CME Group, Inc.	43,920	10,079,640
FactSet Research Systems, Inc.	4,620	1,949,132
Franklin Resources, Inc.	36,896	1,179,565
Intercontinental Exchange, Inc.	68,871	8,723,201
Invesco Ltd.	42,328	959,152
MarketAxess Holdings, Inc.	4,647	1,600,799
Moody's Corp.	20,494	7,029,442
Morgan Stanley	167,350	17,160,069
NASDAQ, Inc.	14,314	2,565,212
Northern Trust Corp.	24,211	2,823,971
Raymond James Financial, Inc.	22,650	2,397,956
S&P Global, Inc.	29,473	12,237,779
State Street Corp.	44,714	4,225,473
T. Rowe Price Group, Inc.	27,753	4,285,896
		120,771,050
Consumer Finance - 0.8%
Ally Financial, Inc.	44,091	2,104,023
American Express Co.	82,581	14,849,715
Discover Financial Services	36,623	4,239,112
		21,192,850
Diversified Financial Services - 0.1%
Equitable Holdings, Inc.	45,379	1,526,550
Insurance - 3.3%
AFLAC, Inc.	77,924	4,895,186
Allstate Corp.	36,160	4,363,427
American International Group, Inc.	104,586	6,039,842
Aon PLC	27,607	7,631,679
Arch Capital Group Ltd. (a)	48,431	2,243,324
Arthur J. Gallagher & Co.	25,284	3,993,355
Assurant, Inc.	7,192	1,096,852
Chubb Ltd.	53,655	10,585,058
Erie Indemnity Co. Class A	3,119	574,208
Hartford Financial Services Group, Inc.	42,459	3,051,528
Lincoln National Corp.	21,831	1,527,733
Loews Corp.	26,739	1,595,249
Marsh & McLennan Companies, Inc.	61,958	9,519,227
Principal Financial Group, Inc.	32,821	2,397,902
Progressive Corp.	71,562	7,775,927
Prudential Financial, Inc.	47,205	5,266,662
The Travelers Companies, Inc.	30,511	5,070,318
Willis Towers Watson PLC	15,781	3,692,123
		81,319,600
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	176,639	1,395,448
TOTAL FINANCIALS		278,806,614
HEALTH CARE - 12.9%
Biotechnology - 1.7%
Amgen, Inc.	69,445	15,773,737
Biogen, Inc. (a)	18,226	4,119,076
BioMarin Pharmaceutical, Inc. (a)	22,422	1,987,262
Gilead Sciences, Inc.	153,335	10,531,048
Horizon Therapeutics PLC (a)	26,244	2,449,353
Vertex Pharmaceuticals, Inc. (a)	31,727	7,711,247
		42,571,723
Health Care Equipment & Supplies - 1.8%
Abiomed, Inc. (a)	5,549	1,641,783
Align Technology, Inc. (a)	9,179	4,543,238
Baxter International, Inc.	61,135	5,223,374
Dentsply Sirona, Inc.	26,726	1,427,703
DexCom, Inc. (a)	11,832	5,093,439
Edwards Lifesciences Corp. (a)	76,229	8,324,207
Hologic, Inc. (a)	30,999	2,177,370
IDEXX Laboratories, Inc. (a)	10,404	5,277,949
Insulet Corp. (a)	8,422	2,088,656
Novocure Ltd. (a)	11,431	784,738
ResMed, Inc.	17,816	4,072,738
STERIS PLC	12,199	2,737,456
Teleflex, Inc.	5,723	1,775,217
		45,167,868
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	19,058	2,595,700
Cardinal Health, Inc.	35,518	1,831,663
Centene Corp. (a)	71,303	5,544,521
Cigna Corp.	41,593	9,585,523
DaVita HealthCare Partners, Inc. (a)	8,333	903,047
HCA Holdings, Inc.	31,321	7,518,606
Humana, Inc.	15,715	6,168,138
Laboratory Corp. of America Holdings (a)	11,789	3,199,063
Quest Diagnostics, Inc.	14,942	2,017,469
		39,363,730
Health Care Technology - 0.2%
Cerner Corp.	36,149	3,296,789
Teladoc Health, Inc. (a)(b)	17,526	1,344,419
		4,641,208
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	37,055	5,162,503
Bio-Techne Corp.	4,779	1,798,863
Illumina, Inc. (a)	17,940	6,257,831
Mettler-Toledo International, Inc. (a)	2,827	4,163,266
Thermo Fisher Scientific, Inc.	48,113	27,968,087
Waters Corp. (a)	7,504	2,402,180
West Pharmaceutical Services, Inc.	9,047	3,557,461
		51,310,191
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	271,752	17,633,987
Catalent, Inc. (a)	20,831	2,164,966
Eli Lilly & Co.	99,437	24,400,845
Jazz Pharmaceuticals PLC (a)	7,478	1,038,769
Johnson & Johnson	321,938	55,466,698
Merck & Co., Inc.	309,573	25,224,008
Zoetis, Inc. Class A	57,961	11,580,028
		137,509,301
TOTAL HEALTH CARE		320,564,021
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.1%
Howmet Aerospace, Inc.	47,202	1,467,510
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	16,107	1,685,598
Expeditors International of Washington, Inc.	20,776	2,378,436
United Parcel Service, Inc. Class B	89,065	18,009,834
		22,073,868
Airlines - 0.0%
Delta Air Lines, Inc. (a)	19,591	777,567
Building Products - 0.7%
Allegion PLC	10,969	1,346,225
Fortune Brands Home & Security, Inc.	16,861	1,587,800
Johnson Controls International PLC	87,100	6,329,557
Lennox International, Inc.	4,090	1,160,006
Masco Corp.	30,227	1,914,276
Owens Corning (b)	12,612	1,118,684
Trane Technologies PLC	29,058	5,029,940
		18,486,488
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	26,038	3,365,412
Waste Management, Inc.	51,499	7,747,510
		11,112,922
Electrical Equipment - 0.6%
Eaton Corp. PLC	48,747	7,722,987
Generac Holdings, Inc. (a)	7,719	2,179,691
Rockwell Automation, Inc.	14,189	4,103,743
		14,006,421
Industrial Conglomerates - 0.7%
3M Co.	70,763	11,748,073
Roper Technologies, Inc.	12,892	5,635,867
		17,383,940
Machinery - 2.4%
Caterpillar, Inc.	66,953	13,495,047
Cummins, Inc.	17,562	3,879,095
Deere & Co.	36,023	13,559,057
Dover Corp.	17,606	2,991,435
Fortive Corp.	41,638	2,937,145
IDEX Corp.	9,294	2,002,299
Illinois Tool Works, Inc.	38,519	9,010,364
PACCAR, Inc.	42,457	3,948,076
Pentair PLC	20,284	1,292,091
Snap-On, Inc.	6,600	1,374,450
Stanley Black & Decker, Inc.	19,929	3,480,600
Xylem, Inc.	22,032	2,313,801
		60,283,460
Professional Services - 0.3%
IHS Markit Ltd.	46,311	5,408,662
Robert Half International, Inc.	13,694	1,550,982
		6,959,644
Road & Rail - 1.5%
AMERCO	1,202	731,958
CSX Corp.	275,703	9,434,557
Norfolk Southern Corp.	30,202	8,214,642
Union Pacific Corp.	79,750	19,502,863
		37,884,020
Trading Companies & Distributors - 0.4%
Fastenal Co.	70,288	3,983,924
United Rentals, Inc. (a)	8,853	2,834,022
W.W. Grainger, Inc.	5,413	2,680,030
		9,497,976
TOTAL INDUSTRIALS		199,933,816
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 1.4%
Cisco Systems, Inc.	515,376	28,690,982
Motorola Solutions, Inc.	20,708	4,803,014
		33,493,996
Electronic Equipment & Components - 0.5%
Cognex Corp.	21,608	1,436,068
Keysight Technologies, Inc. (a)	22,503	3,798,956
Teledyne Technologies, Inc. (a)	5,700	2,402,151
Trimble, Inc. (a)	30,770	2,220,363
Zebra Technologies Corp. Class A (a)	6,531	3,325,063
		13,182,601
IT Services - 5.9%
Accenture PLC Class A	77,552	27,420,836
Automatic Data Processing, Inc.	51,741	10,667,442
IBM Corp.	109,615	14,641,276
MasterCard, Inc. Class A	107,735	41,626,649
Okta, Inc. (a)	15,293	3,026,332
The Western Union Co.	49,707	939,959
Visa, Inc. Class A	206,389	46,679,000
		145,001,494
Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials, Inc.	110,423	15,258,250
Intel Corp.	496,149	24,221,994
Lam Research Corp.	17,360	10,241,011
NVIDIA Corp.	305,737	74,862,762
Texas Instruments, Inc.	112,904	20,265,139
		144,849,156
Software - 15.1%
Adobe, Inc. (a)	58,261	31,128,852
ANSYS, Inc. (a)	10,670	3,627,907
Autodesk, Inc. (a)	26,906	6,720,850
Cadence Design Systems, Inc. (a)	33,848	5,149,635
Citrix Systems, Inc.	15,192	1,548,672
Intuit, Inc.	33,418	18,554,676
Microsoft Corp.	873,079	271,510,103
Salesforce.com, Inc. (a)	119,726	27,851,859
VMware, Inc. Class A (a)	25,612	3,290,630
Workday, Inc. Class A (a)	23,358	5,909,808
		375,292,992
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	159,702	2,607,934
HP, Inc.	146,906	5,395,857
		8,003,791
TOTAL INFORMATION TECHNOLOGY		719,824,030
MATERIALS - 2.8%
Chemicals - 2.2%
DuPont de Nemours, Inc.	63,966	4,899,796
Ecolab, Inc.	31,488	5,965,402
International Flavors & Fragrances, Inc.	30,459	4,018,151
Linde PLC	63,155	20,126,235
LyondellBasell Industries NV Class A	32,727	3,165,683
PPG Industries, Inc.	29,028	4,534,174
Sherwin-Williams Co.	30,591	8,764,627
The Mosaic Co.	45,299	1,809,695
		53,283,763
Containers & Packaging - 0.3%
Amcor PLC	188,129	2,259,429
Ball Corp.	39,942	3,878,368
International Paper Co.	45,408	2,190,936
		8,328,733
Metals & Mining - 0.3%
Newmont Corp.	97,729	5,978,083
Steel Dynamics, Inc.	24,962	1,385,890
		7,363,973
TOTAL MATERIALS		68,976,469
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	55,661	13,998,742
Boston Properties, Inc.	18,143	2,033,467
Crown Castle International Corp.	52,855	9,646,566
Equinix, Inc.	10,976	7,956,502
Equity Residential (SBI)	43,504	3,860,110
Healthpeak Properties, Inc.	65,911	2,331,272
Host Hotels & Resorts, Inc. (a)	87,308	1,513,921
Prologis (REIT), Inc.	90,407	14,177,626
Welltower, Inc.	51,677	4,476,779
Weyerhaeuser Co.	91,693	3,707,148
		63,702,133
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	41,058	4,160,818
TOTAL REAL ESTATE		67,862,951
UTILITIES - 1.0%
Electric Utilities - 0.3%
Edison International	46,436	2,915,716
Eversource Energy	42,024	3,760,728
		6,676,444
Gas Utilities - 0.1%
Atmos Energy Corp.	15,995	1,714,984
UGI Corp.	25,571	1,159,645
		2,874,629
Multi-Utilities - 0.4%
Consolidated Edison, Inc.	43,219	3,736,283
Sempra Energy	39,051	5,395,286
		9,131,569
Water Utilities - 0.2%
American Water Works Co., Inc.	22,195	3,568,956
Essential Utilities, Inc.	28,550	1,391,527
		4,960,483
TOTAL UTILITIES		23,643,125
TOTAL COMMON STOCKS (Cost $2,156,692,544)		2,470,678,076

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	15,375,739	15,378,814
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	4,184,152	4,184,570
TOTAL MONEY MARKET FUNDS (Cost $19,563,384)		19,563,384

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,176,255,928)	2,490,241,460
NET OTHER ASSETS (LIABILITIES) - (0.5)% (e)	(12,252,504)
NET ASSETS - 100.0%	2,477,988,956

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	32	Mar 2022	7,206,800	155,503	155,503

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $237,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	15,023,399	408,589,518	408,234,103	3,305	-	-	15,378,814	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	2,463,470	22,962,081	21,240,981	2,191	-	-	4,184,570	0.0%
Total	17,486,869	431,551,599	429,475,084	5,496	-	-	19,563,384

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.